Environmental rehabilitation obligation and other provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of assumptions used to calculate provision

These provisions are calculated using the following assumptions:
	Inflation rate	Discount rate	Discount period
2023
SA gold operations	7.0%	8.9% – 12.3%	1 – 25 years
SA PGM operations	7.0%	8.9% – 12.3%	1 – 48 years
US PGM operations	3.5%	4.0%	31 – 46 years
European operations	2.1%	3.1%	23 years
Australian operations	2.8%	3.7%	40 months
2022
SA gold operations	6.5%	7.8% – 11.5%	1 – 22 years
SA PGM operations	6.5%	7.8% – 11.6%	1 – 49 years
US PGM operations	4.0%	4.0%	31 – 43 years
European operations	2.5%	3.3%	24 years
2021
SA gold operations	6.0%	5.1% – 10.6%	1 – 24 years
SA PGM operations	6.0%	5.1% – 10.6%	1 – 50 years
US PGM operations	2.0%	1.9%	35 – 40 years

Onerous contract
The measurement of the onerous contract provision is subject to various inputs such as estimated revenue to be generated from the contract, which is impacted by pricing and volume assumptions, as well as estimated costs to be incurred such as production costs, which include overheads, labour and manufacturing input cost. Changes to these inputs could materially impact the cash flows  included in the measurement of the onerous contract provision. In addition, future negotiations on terminating the contract may result in a different total unavoidable cost to fulfil the contract.

Schedule of other provisions

Figures in million – SA rand	Notes	2023	2022	2021
Environmental rehabilitation obligation	30.1	11,355	8,435	8,146
Other provisions	30.2	1,982	117	117
Balance at end of the year		13,337	8,552	8,263
Current portion of environmental rehabilitation obligation and other provisions		(832)	—	—
Non-current portion of environmental rehabilitation obligation and other provisions		12,505	8,552	8,263

Figures in million - SA rand	Note	2023	2022	2021
Balance at beginning of the year		117	117	117
Onerous contract provision recognised[1]	8.1	1,865	—	—
Balance at end of the year		1,982	117	117
Other provisions consists of:
Onerous contract provision		1,865	—	—
Other		117	117	117
Other provisions		1,982	117	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions		1,982	117	117
Current portion of other provisions[2]		(832)	—	—
Non-current portion of other provisions		1,150	117	117
1This is an onerous supply contract provision relating to the raw material used in the Sandouville nickel refinery's production process, which is purchased under a single supply contract maturing on 31 December 2027. Due to sustained losses incurred at the operation, the Group assessed whether the supply contract is onerous at the reporting date. Consequently, the Group determined whether the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. Based on this assessment, the Group recognised an onerous contract provision amounting to
R1,865 million, which represents the present value at 31 December 2023 of the penalty payable on early exiting the supply contract and the unavoidable losses to be incurred in meeting Sandouville's obligations under the contract during the notice period. Before the separate provision for the onerous contract was established, the
Group recognised an impairment loss on assets, partially dedicated to the contract (see note 10). The onerous contract provision was calculated based on an expectation of terminating the contract in line with the required notice period and discounted at a pre-tax rate of 5.75%, reflecting the risks specific to the provision
2The current portion at 31 December 2023 relates to the onerous contract provision

Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Notes	2023	2022	2021
Balance at beginning of the year		8,435	8,146	8,517
Interest charge	5.2	758	611	615
Utilisation of environmental rehabilitation obligation[1]		(274)	(236)	(236)
Change in estimates charged to profit or loss[2]		(82)	(183)	(178)
Change in estimates capitalised[2]		(419)	(85)	(638)
Environmental rehabilitation obligation on acquisition of subsidiaries	16	3,576	97	—
Derecognition with deemed disposal of interest in joint operation	19	(818)	—	—
Foreign currency translation		179	85	66
Balance at end of the year		11,355	8,435	8,146
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Environmental rehabilitation obligation		11,355	8,435	8,146
Current portion of environmental rehabilitation obligation		—	—	—
Non-current portion of environmental rehabilitation obligation		11,355	8,435	8,146
1The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred
2Changes in estimates result from changes in reserves and corresponding changes in life-of-mine, changes in discount rates, changes in closure cost estimates and changes in laws and regulations governing environmental matters